UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Contrafund® Portfolio

September 30, 2009

1.808782.105

VIPCON-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.4%
BorgWarner, Inc.	425,400	$ 12,872,604
Johnson Controls, Inc.	1,840,400	47,040,624
TRW Automotive Holdings Corp. (a)	1,024,648	17,162,854
		77,076,082
Automobiles - 0.1%
Harley-Davidson, Inc.	670,600	15,423,800
Distributors - 0.4%
Li & Fung Ltd.	15,276,000	61,596,774
Diversified Consumer Services - 0.4%
Educomp Solutions Ltd.	531,261	52,224,063
Regis Corp.	673,467	10,438,739
		62,662,802
Hotels, Restaurants & Leisure - 0.9%
Burger King Holdings, Inc.	687,600	12,094,884
Ctrip.com International Ltd. sponsored ADR (a)	437,761	25,735,969
Las Vegas Sands Corp. (a)(d)	476,100	8,017,524
McDonald's Corp.	701,917	40,058,403
Royal Caribbean Cruises Ltd.	1,338,600	32,233,488
Starwood Hotels & Resorts Worldwide, Inc.	924,500	30,536,235
		148,676,503
Household Durables - 0.7%
D.R. Horton, Inc.	1,307,200	14,915,152
Mohawk Industries, Inc. (a)	646,531	30,833,063
Newell Rubbermaid, Inc.	1,334,200	20,933,598
Pulte Homes, Inc.	695,699	7,645,732
Whirlpool Corp.	528,215	36,953,921
		111,281,466
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	713,985	66,657,640
Expedia, Inc. (a)	1,063,638	25,474,130
Priceline.com, Inc. (a)(d)	121,500	20,147,130
		112,278,900
Leisure Equipment & Products - 0.1%
Brunswick Corp.	675,137	8,088,141
Hasbro, Inc.	424,900	11,790,975
Kimoto Co. Ltd.	463,000	4,785,094
		24,664,210
Media - 3.4%
Central European Media Enterprises Ltd. Class A (a)(d)	691,100	23,670,175
Comcast Corp.:
Class A	3,808,993	64,333,892
Class A (special) (non-vtg.)	2,638,948	42,434,284
Discovery Communications, Inc. (a)	623,000	17,998,470
DISH Network Corp. Class A (a)	828,210	15,951,325
DreamWorks Animation SKG, Inc. Class A (a)	932,472	33,168,029

	Shares	Value
Interpublic Group of Companies, Inc. (a)	2,597,500	$ 19,533,200
Liberty Global, Inc. Class A (a)	739,200	16,683,744
Martha Stewart Living Omnimedia, Inc. Class A (a)	1,011,934	6,334,707
The DIRECTV Group, Inc. (a)(d)	4,218,700	116,351,746
The Walt Disney Co.	4,583,143	125,853,107
The Weinstein Co. II Holdings, LLC Class A-1 (a)(i)	11,499	4,312,125
Time Warner Cable, Inc.	1,210,343	52,153,680
Viacom, Inc. Class B (non-vtg.) (a)	1,447,700	40,593,508
		579,371,992
Multiline Retail - 0.6%
Kohl's Corp. (a)	268,432	15,314,046
Target Corp.	1,730,400	80,775,072
		96,089,118
Specialty Retail - 2.1%
Home Depot, Inc.	3,653,700	97,334,568
Lowe's Companies, Inc.	4,188,500	87,707,190
MarineMax, Inc. (a)	506,913	3,958,991
Ross Stores, Inc.	420,600	20,092,062
Sally Beauty Holdings, Inc. (a)	1,806,000	12,840,660
Staples, Inc.	1,557,000	36,153,540
Talbots, Inc.	166,800	1,539,564
Tiffany & Co., Inc.	420,300	16,194,159
TJX Companies, Inc.	1,376,452	51,135,192
Urban Outfitters, Inc. (a)	514,500	15,522,465
Zumiez, Inc. (a)	705,920	11,584,147
		354,062,538
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	260,800	6,963,360
LVMH Moet Hennessy - Louis Vuitton	157,000	15,789,900
Polo Ralph Lauren Corp. Class A	109,300	8,374,566
Ports Design Ltd.	4,211,000	10,519,350
		41,647,176
TOTAL CONSUMER DISCRETIONARY		1,684,831,361
CONSUMER STAPLES - 11.5%
Beverages - 3.7%
Anheuser-Busch InBev SA NV	950,008	43,379,528
Coca-Cola Enterprises, Inc.	1,507,358	32,272,535
Coca-Cola FEMSA SAB de CV sponsored ADR	201,400	9,687,340
Coca-Cola Icecek AS	659,000	4,662,265
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	118,704	9,764,591
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,279,738	49,688,031
Diageo PLC sponsored ADR	398,202	24,485,441
Dr Pepper Snapple Group, Inc. (a)	1,166,207	33,528,451
Embotelladora Andina SA sponsored ADR	525,600	9,439,776
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	127,259	$ 4,842,205
Molson Coors Brewing Co. Class B	1,253,571	61,023,836
Pepsi Bottling Group, Inc.	353,970	12,898,667
PepsiCo, Inc.	2,842,669	166,750,964
The Coca-Cola Co.	2,899,052	155,679,092
		618,102,722
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	471,500	26,620,890
CVS Caremark Corp.	4,090,263	146,186,000
Kroger Co.	2,535,839	52,339,717
Safeway, Inc.	2,232,164	44,018,274
Wal-Mart Stores, Inc.	1,918,197	94,164,291
Walgreen Co.	2,775,738	104,006,903
		467,336,075
Food Products - 1.5%
Archer Daniels Midland Co.	1,136,700	33,214,374
Ausnutria Dairy Hunan Co. Ltd. Class H	7,342,000	3,789,353
Bunge Ltd.	95,900	6,004,299
General Mills, Inc.	440,963	28,389,198
Green Mountain Coffee Roasters, Inc. (a)(d)	462,174	34,126,928
Nestle SA (Reg.)	1,557,044	66,347,337
SLC Agricola SA	534,500	4,590,224
Tyson Foods, Inc. Class A	1,346,900	17,011,347
Unilever NV (NY Shares)	1,949,985	56,276,567
Viterra, Inc. (a)(d)	522,900	5,216,788
		254,966,415
Household Products - 1.7%
Colgate-Palmolive Co.	391,730	29,881,164
Energizer Holdings, Inc. (a)	364,020	24,149,087
Procter & Gamble Co.	4,096,167	237,249,993
		291,280,244
Personal Products - 0.4%
Avon Products, Inc.	1,766,179	59,979,439
Mead Johnson Nutrition Co. Class A	99,622	4,493,948
		64,473,387
Tobacco - 1.4%
Altria Group, Inc.	3,503,775	62,402,233
British American Tobacco PLC sponsored ADR	1,505,265	95,208,011
Philip Morris International, Inc.	1,450,829	70,713,405
Souza Cruz Industria Comerico	139,100	4,951,084
		233,274,733
TOTAL CONSUMER STAPLES		1,929,433,576

	Shares	Value
ENERGY - 11.3%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	670,194	$ 23,637,742
Baker Hughes, Inc. (d)	1,182,500	50,445,450
ENSCO International, Inc.	475,956	20,247,168
Exterran Holdings, Inc. (a)	1,232,508	29,259,740
Halliburton Co.	881,700	23,911,704
Helix Energy Solutions Group, Inc. (a)	556,486	8,336,160
Helmerich & Payne, Inc.	1,719,400	67,967,882
Nabors Industries Ltd. (a)	2,742,125	57,310,413
National Oilwell Varco, Inc. (a)	1,615,054	69,657,279
Noble Corp.	1,110,775	42,165,019
Patterson-UTI Energy, Inc.	1,622,462	24,499,176
Pride International, Inc. (a)	1,070,403	32,583,067
Saipem SpA	325,384	9,798,846
Seadrill Ltd.	267,800	5,591,240
Smith International, Inc.	1,204,150	34,559,105
Transocean Ltd. (a)	242,500	20,741,025
Weatherford International Ltd. (a)	4,349,300	90,160,989
		610,872,005
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	879,907	55,196,566
Arch Coal, Inc.	1,208,800	26,750,744
Chesapeake Energy Corp.	1,351,900	38,393,960
Chevron Corp.	2,928,679	206,266,862
China Shenhua Energy Co. Ltd. (H Shares)	2,362,000	10,316,606
Concho Resources, Inc. (a)	2,249,830	81,713,826
Denbury Resources, Inc. (a)	2,759,687	41,754,064
Energy Resources of Australia Ltd.	349,999	7,784,069
EXCO Resources, Inc. (a)	2,698,603	50,436,890
Marathon Oil Corp.	567,496	18,103,122
Occidental Petroleum Corp.	1,508,134	118,237,706
Petrobank Energy & Resources Ltd. (a)	223,400	9,234,423
Petrohawk Energy Corp. (a)	3,519,143	85,198,452
Plains Exploration & Production Co. (a)	1,833,482	50,714,112
Range Resources Corp.	389,266	19,214,170
Royal Dutch Shell PLC Class B ADR	3,285,800	183,249,066
SandRidge Energy, Inc. (a)	2,032,700	26,343,792
Southwestern Energy Co. (a)	1,676,933	71,571,500
Suncor Energy, Inc.	3,956,144	138,215,587
TriStar Oil & Gas Ltd. (a)	1,165,400	17,037,375
Ultra Petroleum Corp. (a)	705,800	34,555,968
Uranium One, Inc. (a)	504,400	1,210,937
		1,291,499,797
TOTAL ENERGY		1,902,371,802
FINANCIALS - 14.5%
Capital Markets - 2.0%
BlackRock, Inc. Class A	59,596	12,921,605
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Broadpoint Gleacher Securities Group, Inc. (a)	939,847	$ 7,838,324
Evercore Partners, Inc. Class A	182,600	5,335,572
GFI Group, Inc.	686,882	4,966,157
Goldman Sachs Group, Inc.	270,843	49,929,907
Greenhill & Co., Inc.	41,400	3,708,612
Janus Capital Group, Inc.	1,290,900	18,304,962
Morgan Stanley	2,208,581	68,200,981
Nomura Holdings, Inc.	4,097,100	25,117,479
Northern Trust Corp.	195,107	11,347,423
State Street Corp.	1,146,900	60,326,940
T. Rowe Price Group, Inc.	638,553	29,181,872
UBS AG (For. Reg.) (a)	2,037,958	37,363,982
		334,543,816
Commercial Banks - 3.7%
Allied Irish Banks PLC	971,300	4,629,157
Credit Agricole SA	628,700	13,137,267
Gunma Bank Ltd.	1,141,000	6,260,860
Huntington Bancshares, Inc.	3,388,800	15,961,248
MB Financial, Inc.	205,100	4,300,947
Mitsubishi UFJ Financial Group, Inc.	1,776,200	9,493,328
PNC Financial Services Group, Inc.	2,954,411	143,554,830
Standard Chartered PLC (United Kingdom)	533,686	13,153,934
Sumitomo Mitsui Financial Group, Inc.	587,400	20,362,904
SunTrust Banks, Inc.	442,400	9,976,120
U.S. Bancorp, Delaware	4,067,700	88,919,922
Umpqua Holdings Corp.	638,800	6,771,280
Univest Corp. of Pennsylvania	290,766	6,300,899
Wells Fargo & Co.	9,760,349	275,046,635
		617,869,331
Consumer Finance - 0.7%
American Express Co.	2,522,478	85,512,004
Capital One Financial Corp.	393,240	14,050,465
Discover Financial Services	1,481,993	24,052,746
		123,615,215
Diversified Financial Services - 3.8%
Bank of America Corp.	5,164,014	87,375,117
CME Group, Inc.	162,277	50,012,149
JPMorgan Chase & Co.	11,653,414	510,652,606
		648,039,872
Insurance - 3.1%
ACE Ltd.	1,286,743	68,789,281
Allstate Corp.	317,800	9,731,036
AMP Ltd.	932,370	5,362,940
Aon Corp.	954,560	38,841,046
CNA Financial Corp. (a)	1,379,119	33,291,933
eHealth, Inc. (a)	301,026	4,370,898
Everest Re Group Ltd.	133,400	11,699,180
Genworth Financial, Inc. Class A	1,479,000	17,674,050

	Shares	Value
Lincoln National Corp.	791,600	$ 20,510,356
Loews Corp.	443,700	15,196,725
MBIA, Inc. (a)	1,081,800	8,394,768
MetLife, Inc.	1,875,619	71,404,815
PartnerRe Ltd.	355,763	27,372,405
Principal Financial Group, Inc.	414,700	11,358,633
Protective Life Corp.	1,166,900	24,994,998
Sony Financial Holdings, Inc.	7,144	20,442,931
The First American Corp.	768,505	24,876,507
The Travelers Companies, Inc.	1,017,068	50,070,258
XL Capital Ltd. Class A	3,155,600	55,096,776
		519,479,536
Real Estate Investment Trusts - 0.6%
CapitaCommercial Trust (REIT)	16,627,000	12,273,026
Developers Diversified Realty Corp.	415,843	3,842,389
Duke Realty LP	1,416,000	17,006,160
Potlatch Corp.	386,560	10,997,632
ProLogis Trust	3,590,697	42,801,108
SL Green Realty Corp.	86,900	3,810,565
Sovran Self Storage, Inc.	171,000	5,203,530
U-Store-It Trust	642,400	4,015,000
		99,949,410
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	471,013	6,801,428
BR Malls Participacoes SA (a)	1,557,100	18,392,260
Forestar Group, Inc. (a)	414,648	7,123,653
Indiabulls Real Estate Ltd.	5,603,120	31,903,802
		64,221,143
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	912,200	11,247,426
Ocwen Financial Corp. (a)	1,473,800	16,683,416
		27,930,842
TOTAL FINANCIALS		2,435,649,165
HEALTH CARE - 12.8%
Biotechnology - 1.9%
Acorda Therapeutics, Inc. (a)	452,000	10,522,560
Amgen, Inc. (a)	2,158,536	130,008,623
BioCryst Pharmaceuticals, Inc. (a)(d)	675,818	5,568,740
Biogen Idec, Inc. (a)	1,106,011	55,875,676
Cephalon, Inc. (a)	312,326	18,189,866
Gilead Sciences, Inc. (a)	905,143	42,161,561
GTx, Inc. (a)(d)	707,406	9,054,797
Human Genome Sciences, Inc. (a)	1,106,827	20,830,484
ONYX Pharmaceuticals, Inc. (a)	123,098	3,689,247
Talecris Biotherapeutics Holdings	291,100	5,530,900
United Therapeutics Corp. (a)	244,614	11,983,640
Vanda Pharmaceuticals, Inc. (a)	767,389	8,932,408
		322,348,502
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	1,289,245	$ 73,499,857
Beckman Coulter, Inc.	387,807	26,735,415
Boston Scientific Corp. (a)	5,074,700	53,741,073
Covidien PLC	2,547,622	110,210,128
Edwards Lifesciences Corp. (a)	434,271	30,359,886
ev3, Inc. (a)	930,645	11,456,240
Fisher & Paykel Healthcare Corp.	1,583,829	3,751,540
Mako Surgical Corp. (a)	1,100,093	9,636,815
Nobel Biocare Holding AG (Switzerland)	314,890	10,421,891
Quidel Corp. (a)	1,215,504	19,727,630
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,312,000	7,637,058
St. Jude Medical, Inc. (a)	93,496	3,647,279
William Demant Holding AS (a)	233,892	17,379,655
		378,204,467
Health Care Providers & Services - 2.2%
CIGNA Corp.	2,047,839	57,523,798
Community Health Systems, Inc. (a)	1,058,052	33,783,600
Express Scripts, Inc. (a)	1,017,446	78,933,461
Health Net, Inc. (a)	723,900	11,148,060
Henry Schein, Inc. (a)	730,200	40,095,282
Laboratory Corp. of America Holdings (a)	69,700	4,579,290
Medco Health Solutions, Inc. (a)	1,841,714	101,865,201
Sinopharm Group Co. Ltd. Class H	678,000	1,718,183
UnitedHealth Group, Inc.	1,319,851	33,049,069
WellPoint, Inc. (a)	243,949	11,553,425
		374,249,369
Health Care Technology - 0.4%
HLTH Corp. (a)(d)	4,452,379	65,049,257
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	249,400	9,222,812
Fluidigm Corp. warrants 9/10/10 (a)	1	0
Illumina, Inc. (a)	965,316	41,025,930
Life Technologies Corp. (a)	1,252,476	58,302,758
QIAGEN NV (a)	1,436,218	30,562,719
		139,114,219
Pharmaceuticals - 5.2%
Abbott Laboratories	1,438,433	71,159,281
Allergan, Inc.	1,825,468	103,613,564
Ardea Biosciences, Inc. (a)	224,600	4,114,672
Bayer AG	136,934	9,487,781
Elan Corp. PLC sponsored ADR (a)	1,231,000	8,752,410
Forest Laboratories, Inc. (a)	231,300	6,809,472
Johnson & Johnson	2,016,076	122,758,868
King Pharmaceuticals, Inc. (a)	2,158,383	23,245,785
Merck & Co., Inc.	3,950,106	124,941,853
Novo Nordisk AS Series B	367,300	22,996,638

	Shares	Value
Pfizer, Inc.	15,705,227	$ 259,921,507
Pronova BioPharma ASA (a)	3,226,100	9,773,860
Roche Holding AG (participation certificate)	215,088	34,763,584
Salix Pharmaceuticals Ltd. (a)	112,450	2,390,687
Schering-Plough Corp.	252,788	7,141,261
Shire PLC sponsored ADR	593,200	31,018,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	155,300	7,851,968
Wyeth	622,900	30,260,482
		881,002,101
TOTAL HEALTH CARE		2,159,967,915
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.2%
General Dynamics Corp.	224,442	14,498,953
Honeywell International, Inc.	1,146,521	42,593,255
Lockheed Martin Corp.	474,806	37,072,852
Precision Castparts Corp.	254,621	25,938,241
Raytheon Co.	522,512	25,064,901
The Boeing Co.	334,202	18,097,038
United Technologies Corp.	571,880	34,844,648
		198,109,888
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	656,501	37,912,933
FedEx Corp.	393,100	29,568,982
United Parcel Service, Inc. Class B	1,480,256	83,590,056
		151,071,971
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	248,730	8,571,236
Masco Corp.	1,848,912	23,887,943
		32,459,179
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	453,302	21,962,482
Construction & Engineering - 0.3%
MYR Group, Inc. (a)	179,730	3,790,506
Quanta Services, Inc. (a)	2,016,599	44,627,336
		48,417,842
Electrical Equipment - 0.9%
A123 Systems, Inc.	440,067	9,382,228
Alstom SA	459,944	33,564,308
Cooper Industries PLC Class A	739,400	27,779,258
Regal-Beloit Corp.	540,356	24,699,673
Renewable Energy Corp. AS (a)(d)	3,065,561	26,907,180
SunPower Corp. Class B (a)	1,243,215	31,366,314
		153,698,961
Industrial Conglomerates - 2.5%
Carlisle Companies, Inc.	350,980	11,901,732
General Electric Co.	16,223,521	266,390,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens AG sponsored ADR (d)	530,008	$ 49,269,544
Textron, Inc.	3,061,394	58,105,258
Tyco International Ltd.	905,400	31,218,192
		416,884,941
Machinery - 2.8%
Caterpillar, Inc.	752,100	38,605,293
Cummins, Inc.	1,840,056	82,452,909
Danaher Corp.	1,219,645	82,106,501
Deere & Co.	1,206,170	51,768,816
Dover Corp.	463,100	17,949,756
Eaton Corp.	1,032,020	58,402,012
Flowserve Corp.	71,400	7,035,756
Illinois Tool Works, Inc.	233,400	9,968,514
Ingersoll-Rand Co. Ltd.	677,600	20,781,992
JTEKT Corp.	787,300	9,138,660
Navistar International Corp. (a)	888,723	33,256,015
PACCAR, Inc.	478,500	18,044,235
Parker Hannifin Corp.	35,000	1,814,400
Timken Co.	187,600	4,395,468
Toro Co.	406,467	16,165,193
Trinity Industries, Inc. (d)	217,400	3,737,106
Vallourec SA	92,381	15,653,973
		471,276,599
Professional Services - 0.3%
Manpower, Inc.	517,111	29,325,365
Monster Worldwide, Inc. (a)	1,396,672	24,413,827
		53,739,192
Road & Rail - 1.0%
CSX Corp.	1,250,804	52,358,655
Norfolk Southern Corp.	663,300	28,594,863
Union Pacific Corp.	1,574,404	91,866,473
		172,819,991
Trading Companies & Distributors - 0.2%
GATX Corp.	111,900	3,127,605
W.W. Grainger, Inc.	261,526	23,369,963
WESCO International, Inc. (a)	193,900	5,584,320
		32,081,888
TOTAL INDUSTRIALS		1,752,522,934
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.5%
Ciena Corp. (a)(d)	4,388,958	71,452,236
Juniper Networks, Inc. (a)	4,361,865	117,857,592
Sycamore Networks, Inc. (a)(e)	16,586,632	50,091,629
ZTE Corp. (H Shares)	3,314,940	17,494,329
		256,895,786

	Shares	Value
Computers & Peripherals - 1.1%
Apple, Inc. (a)	9,200	$ 1,705,404
EMC Corp. (a)	519,300	8,848,872
Hewlett-Packard Co.	153,800	7,260,898
Logitech International SA (a)(d)	1,059,300	19,469,934
SanDisk Corp. (a)	5,819,701	126,287,512
Toshiba Corp.	1,839,000	9,626,851
		173,199,471
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	1,753,072	48,787,994
Arrow Electronics, Inc. (a)	896,562	25,238,220
BYD Co. Ltd. (H Shares) (a)	2,182,500	17,980,984
Hon Hai Precision Industry Co. Ltd. (Foxconn)	658,400	2,640,642
Tyco Electronics Ltd.	1,803,660	40,185,545
		134,833,385
Internet Software & Services - 0.7%
eBay, Inc. (a)	2,946,100	69,557,421
Google, Inc. Class A (a)	81,532	40,427,642
OpenTable, Inc.	277,900	7,658,924
		117,643,987
IT Services - 0.2%
RightNow Technologies, Inc. (a)	339,800	4,906,712
Visa, Inc. Class A	423,887	29,294,831
		34,201,543
Semiconductors & Semiconductor Equipment - 11.1%
Aixtron AG	498,000	13,568,830
Analog Devices, Inc.	3,760,521	103,715,169
Applied Materials, Inc.	13,156,763	176,300,624
Applied Micro Circuits Corp. (a)	538,571	5,380,324
ASML Holding NV (NY Shares)	8,421,900	249,035,583
ATMI, Inc. (a)	1,390,709	25,241,368
Avago Technologies Ltd.	1,638,675	27,972,182
Brooks Automation, Inc. (a)(e)	3,437,440	26,571,411
Cirrus Logic, Inc. (a)	1,033,221	5,744,709
Cymer, Inc. (a)	617,998	24,015,402
Entegris, Inc. (a)	961,185	4,757,866
Inotera Memories, Inc. (a)	41,418,000	26,591,273
Intel Corp.	11,861,885	232,137,089
KLA-Tencor Corp.	3,266,469	117,135,578
Kulicke & Soffa Industries, Inc. (a)	2,140,876	12,909,482
Lam Research Corp. (a)	3,242,145	110,751,673
Marvell Technology Group Ltd. (a)	7,898,423	127,875,468
Maxim Integrated Products, Inc.	889,200	16,130,088
MediaTek, Inc.	165,202	2,753,024
MEMC Electronic Materials, Inc. (a)	90,400	1,503,352
Micron Technology, Inc. (a)	23,992,202	196,736,056
Novellus Systems, Inc. (a)	399,843	8,388,706
Photronics, Inc. (a)	837,529	3,969,887
Richtek Technology Corp.	824,700	7,102,409
Samsung Electronics Co. Ltd.	311,710	216,092,323
Skyworks Solutions, Inc. (a)	556,188	7,363,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	1,798,362	$ 16,634,849
Tokyo Electron Ltd.	978,500	62,228,885
Varian Semiconductor Equipment Associates, Inc. (a)	575,422	18,896,858
Verigy Ltd. (a)	2,114,807	24,574,057
		1,872,078,454
Software - 2.8%
BMC Software, Inc. (a)	1,281,081	48,078,970
Citrix Systems, Inc. (a)	1,470,826	57,700,504
Microsoft Corp.	13,910,946	360,154,392
		465,933,866
TOTAL INFORMATION TECHNOLOGY		3,054,786,492
MATERIALS - 3.2%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	600,704	46,602,616
Airgas, Inc.	448,800	21,708,456
Albemarle Corp.	865,875	29,959,275
Dow Chemical Co.	3,122,500	81,403,575
E.I. du Pont de Nemours & Co.	533,800	17,156,332
Eastman Chemical Co.	215,800	11,553,932
Fertilizantes Fosfatados SA (PN)	262,600	2,685,160
Monsanto Co.	579,646	44,864,600
Praxair, Inc.	422,432	34,508,470
Solutia, Inc. (a)	1,269,300	14,698,494
Terra Industries, Inc.	209,757	7,272,275
The Mosaic Co.	45,000	2,163,150
Wacker Chemie AG	88,800	13,850,415
		328,426,750
Construction Materials - 0.0%
HeidelbergCement AG	65,536	4,242,564
HeidelbergCement AG rights 10/7/09 (a)	12,706	68,421
Vulcan Materials Co. (d)	76,400	4,130,948
		8,441,933
Containers & Packaging - 0.4%
Ball Corp.	415,869	20,460,755
Owens-Illinois, Inc. (a)	733,500	27,066,150
Temple-Inland, Inc.	818,400	13,438,128
		60,965,033
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	445,600	18,162,656
Freeport-McMoRan Copper & Gold, Inc.	248,700	17,063,307
Globe Specialty Metals, Inc.	158,700	1,431,474
Globe Specialty Metals, Inc. (Reg. S) (a)	2,093,133	18,314,914
Impala Platinum Holdings Ltd.	99,100	2,309,101

	Shares	Value
Ivanhoe Mines Ltd. (a)	592,500	$ 7,615,880
Lihir Gold Ltd. (a)	5,820,561	14,377,717
Newcrest Mining Ltd.	864,062	24,316,588
Nucor Corp.	471,400	22,160,514
		125,752,151
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	556,936	20,411,704
TOTAL MATERIALS		543,997,571
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	1,738,263	58,405,637
Clearwire Corp. Class A (a)	3,959,441	32,190,255
Frontier Communications Corp.	1,030,151	7,767,339
Iliad Group SA	19,273	2,171,568
Qwest Communications International, Inc. (d)	12,163,857	46,344,295
Verizon Communications, Inc.	2,514,229	76,105,712
		222,984,806
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	2,869,238	104,440,263
MetroPCS Communications, Inc. (a)	701,321	6,564,365
NII Holdings, Inc. (a)	1,006,900	30,186,862
Sprint Nextel Corp. (a)	4,836,632	19,104,696
Vivo Participacoes SA sponsored ADR	1,662,945	41,989,361
		202,285,547
TOTAL TELECOMMUNICATION SERVICES		425,270,353
UTILITIES - 3.8%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	3,595,000	111,409,050
Entergy Corp.	725,255	57,918,864
Exelon Corp.	678,148	33,649,704
FirstEnergy Corp.	1,786,044	81,657,932
FPL Group, Inc.	873,100	48,221,313
Pinnacle West Capital Corp.	478,500	15,704,370
		348,561,233
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	1,663,818	24,657,783
Constellation Energy Group, Inc.	1,937,200	62,707,164
Dynegy, Inc. Class A (a)	1,331,400	3,395,070
EDP Renovaveis SA (a)	420,402	4,623,034
NRG Energy, Inc. (a)	708,000	19,958,520
		115,341,571
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	3,922,019	48,750,696
PG&E Corp.	1,063,900	43,077,311
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	1,114,000	$ 55,488,340
TECO Energy, Inc.	1,853,857	26,102,307
		173,418,654
TOTAL UTILITIES		637,321,458
TOTAL COMMON STOCKS (Cost $15,643,456,606)		16,526,152,627
Convertible Preferred Stocks - 0.4%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(f)	46,800	8,414,172
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	24,200	20,836,200
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	393,990	2,757,930
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	311,500	31,821,906
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,150,784)		63,830,208
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. 12.6825% 12/31/09 (c) (Cost $250,143)	$ 250,143	250,143
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.05% to 0.16% 10/1/09 to 10/29/09 (g) (Cost $8,699,763)	8,700,000	8,699,800
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (h)	276,331,102	$ 276,331,102
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(h)	198,503,610	198,503,610
TOTAL MONEY MARKET FUNDS (Cost $474,834,712)		474,834,712
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $31,000)	$ 31,000	31,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $16,176,423,008)	17,073,798,490
NET OTHER ASSETS - (1.5)%	(248,102,556)
NET ASSETS - 100%	$ 16,825,695,934
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,155 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 60,804,975	$ 1,430,352

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,414,172 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,699,941.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,312,125 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,540,365
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 999
Barclays Capital, Inc.	7,790
Credit Suisse Securities (USA) LLC	6,225
HSBC Securities (USA), Inc.	11,990
Morgan Stanley & Co., Inc.	3,996
$ 31,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,238,143
Fidelity Securities Lending Cash Central Fund	2,197,733
Total	$ 3,435,876
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brooks Automation, Inc.	$ 17,233,146	$ 2,379,522	$ -	$ -	$ 26,571,411
Ciena Corp.	39,405,099	-	15,184,973	-	-
Cirrus Logic, Inc.	9,407,912	114,136	12,521,331	-	-
Concho Resources, Inc.	103,767,446	6,822,132	75,614,137	-	-
Mattson Technology, Inc.	4,737,298	-	4,503,771	-	-
Sycamore Networks, Inc.	53,078,090	-	9,562,226	-	50,091,629
Total	$ 227,628,991	$ 9,315,790	$ 117,386,438	$ -	$ 76,663,040
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,684,831,361	$ 1,675,734,142	$ 4,785,094	$ 4,312,125
Consumer Staples	1,929,433,576	1,925,644,223	3,789,353	-
Energy	1,910,785,974	1,902,371,802	8,414,172	-
Financials	2,456,485,365	2,311,978,524	144,506,841	-
Health Care	2,162,725,845	2,159,967,915	-	2,757,930
Industrials	1,752,522,934	1,743,384,274	9,138,660	-
Information Technology	3,054,786,492	2,982,930,756	71,855,736	-
Materials	575,819,477	543,997,571	31,821,906	-
Telecommunication Services	425,270,353	425,270,353	-	-
Utilities	637,321,458	637,321,458	-	-
Corporate Bonds	250,143	-	-	250,143
U.S. Government and Government Agency Obligations	8,699,800	-	8,699,800	-
Money Market Funds	474,834,712	474,834,712	-	-
Cash Equivalents	31,000	-	31,000	-
Total Investments in Securities:	$ 17,073,798,490	$ 16,783,435,730	$ 283,042,562	$ 7,320,198
Derivative Instruments:
Assets
Futures Contracts	$ 1,430,352	$ 1,430,352	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,610,724
Total Realized Gain (Loss)	(37,533,133)
Total Unrealized Gain (Loss)	16,356,070
Cost of Purchases	74,379,579
Proceeds of Sales	(70,130,138)
Amortization/Accretion	-
Transfers in/out of Level 3	(20,362,904)
Ending Balance	$ 7,320,198
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (4,312,125)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $16,500,765,733. Net unrealized appreciation aggregated $573,032,757, of which $2,396,059,823 related to appreciated investment securities and $1,823,027,066 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are value at amortized cost, which approximate value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2009

1.837324.103

VDSC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.5%
Cooper Tire & Rubber Co.	1,410	$ 24,788
Spartan Motors, Inc. (c)	5,667	29,128
Standard Motor Products, Inc.	7,800	118,560
Superior Industries International, Inc.	1,528	21,698
		194,174
Distributors - 0.1%
Core-Mark Holding Co., Inc. (a)	1,750	50,050
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	2,404	83,515
Capella Education Co. (a)(c)	672	45,252
Corinthian Colleges, Inc. (a)(c)	3,879	71,994
DeVry, Inc.	1,630	90,172
Jackson Hewitt Tax Service, Inc. (c)	4,635	23,639
Regis Corp.	2,689	41,680
Stewart Enterprises, Inc. Class A	15,454	80,824
Strayer Education, Inc.	203	44,189
		481,265
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	5,500	46,310
Bally Technologies, Inc. (a)	7,401	283,976
Bob Evans Farms, Inc.	5,499	159,801
Denny's Corp. (a)	46,868	124,669
Domino's Pizza, Inc. (a)	9,068	80,161
Isle of Capri Casinos, Inc. (a)(c)	7,934	93,542
Jack in the Box, Inc. (a)(c)	1,316	26,965
Papa John's International, Inc. (a)	6,323	155,356
Pinnacle Entertainment, Inc. (a)(c)	2,150	21,909
WMS Industries, Inc. (a)	4,850	216,116
		1,208,805
Household Durables - 1.4%
Beazer Homes USA, Inc. (a)	17,000	95,030
Meritage Homes Corp. (a)	1,566	31,790
Ryland Group, Inc.	4,054	85,418
Sealy Corp., Inc. (a)	13,444	43,021
Standard Pacific Corp. (a)	15,000	55,350
Tempur-Pedic International, Inc. (c)	3,335	63,165
Tupperware Brands Corp.	2,866	114,411
Universal Electronics, Inc. (a)	5,162	105,408
		593,593
Internet & Catalog Retail - 0.8%
HSN, Inc. (a)	9,000	146,520
Netflix, Inc. (a)(c)	1,589	73,364
Orbitz Worldwide, Inc. (a)	15,000	92,700
		312,584
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	4,356	177,638
Smith & Wesson Holding Corp. (a)	8,366	43,754
		221,392

	Shares	Value
Media - 0.8%
Cinemark Holdings, Inc.	3,911	$ 40,518
Valassis Communications, Inc. (a)	16,500	295,020
		335,538
Multiline Retail - 0.3%
Dillard's, Inc. Class A	9,200	129,720
Specialty Retail - 3.8%
Aeropostale, Inc. (a)(c)	3,952	171,793
Asbury Automotive Group, Inc. (a)	10,290	130,477
Finish Line, Inc. Class A	14,602	148,356
Gymboree Corp. (a)(c)	4,700	227,386
J. Crew Group, Inc. (a)	2,322	83,174
Jo-Ann Stores, Inc. (a)	7,266	194,947
Lithia Motors, Inc. Class A (sub. vtg.) (c)	7,245	112,950
Midas, Inc. (a)	4,269	40,129
Rent-A-Center, Inc. (a)	5,677	107,182
Sonic Automotive, Inc. Class A (sub. vtg.)	11,289	118,535
Stein Mart, Inc. (a)(c)	8,271	105,124
The Men's Wearhouse, Inc.	2,448	60,466
Tractor Supply Co. (a)(c)	1,677	81,200
		1,581,719
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc. (a)	2,611	69,714
Fossil, Inc. (a)	6,453	183,588
Jones Apparel Group, Inc.	9,503	170,389
Maidenform Brands, Inc. (a)	11,478	184,337
Oxford Industries, Inc.	5,204	102,519
Warnaco Group, Inc. (a)	2,067	90,659
Wolverine World Wide, Inc.	2,390	59,368
		860,574
TOTAL CONSUMER DISCRETIONARY		5,969,414
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.0%
Andersons, Inc.	3,034	106,797
Casey's General Stores, Inc.	7,135	223,896
Nash-Finch Co.	2,870	78,466
		409,159
Food Products - 1.6%
American Italian Pasta Co. Class A (a)	2,400	65,232
Calavo Growers, Inc. (c)	3,590	68,138
Darling International, Inc. (a)	21,159	155,519
Diamond Foods, Inc.	2,750	87,230
Lancaster Colony Corp.	1,659	85,057
TreeHouse Foods, Inc. (a)(c)	5,595	199,574
		660,750
Personal Products - 0.6%
Bare Escentuals, Inc. (a)(c)	4,012	47,703
Chattem, Inc. (a)	2,311	153,474
Prestige Brands Holdings, Inc. (a)	11,351	79,911
		281,088
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Vector Group Ltd. (c)	8,200	$ 127,756
TOTAL CONSUMER STAPLES		1,478,753
ENERGY - 3.4%
Energy Equipment & Services - 1.0%
Cal Dive International, Inc. (a)	11,245	111,213
Carbo Ceramics, Inc.	1,819	93,769
Gulfmark Offshore, Inc. (a)	2,061	67,477
Newpark Resources, Inc. (a)	7,888	25,320
T-3 Energy Services, Inc. (a)	1,096	21,591
Willbros Group, Inc. (a)	6,076	92,537
		411,907
Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (a)	3,800	138,016
Endeavor International Corp. (a)	37,886	45,842
Gulfport Energy Corp. (a)	15,324	133,932
Knightsbridge Tankers Ltd.	2,034	26,523
McMoRan Exploration Co. (a)(c)	10,000	75,500
Nordic American Tanker Shipping Ltd.	1,200	35,496
Petroquest Energy, Inc. (a)(c)	12,335	80,054
Rosetta Resources, Inc. (a)(c)	2,335	34,301
Stone Energy Corp. (a)	4,683	76,380
Swift Energy Co. (a)	1,280	30,310
Vaalco Energy, Inc.	10,595	48,737
Venoco, Inc. (a)	7,739	89,076
Western Refining, Inc. (a)	4,000	25,800
World Fuel Services Corp.	3,213	154,449
		994,416
TOTAL ENERGY		1,406,323
FINANCIALS - 17.5%
Capital Markets - 3.0%
BGC Partners, Inc. Class A	24,982	106,923
BlackRock Kelso Capital Corp.	8,087	60,006
Broadpoint Gleacher Securities Group, Inc. (a)	8,312	69,322
Calamos Asset Management, Inc. Class A	4,537	59,253
E*TRADE Financial Corp. (a)	41,680	72,940
Hercules Technology Growth Capital, Inc.	13,144	129,074
Knight Capital Group, Inc. Class A (a)(c)	11,789	256,411
optionsXpress Holdings, Inc. (c)	5,599	96,751
PennantPark Investment Corp.	12,604	102,218
Penson Worldwide, Inc. (a)(c)	10,534	102,601
Piper Jaffray Companies (a)	1,053	50,249
Prospect Capital Corp. (c)	5,500	58,905
Stifel Financial Corp. (a)(c)	1,220	66,978
		1,231,631

	Shares	Value
Commercial Banks - 4.5%
Community Bank System, Inc. (c)	7,792	$ 142,360
First Financial Bankshares, Inc. (c)	3,134	155,008
Glacier Bancorp, Inc.	4,827	72,115
Hancock Holding Co.	1,133	42,567
Lakeland Financial Corp.	3,192	65,915
NBT Bancorp, Inc.	1,400	31,556
Oriental Financial Group, Inc.	16,402	208,305
Prosperity Bancshares, Inc. (c)	6,201	215,733
Renasant Corp.	4,907	72,869
S&T Bancorp, Inc.	4,060	52,618
Smithtown Bancorp, Inc.	2,947	34,008
Southside Bancshares, Inc.	4,900	110,348
Suffolk Bancorp	3,410	100,970
SVB Financial Group (a)(c)	1,500	64,905
Tompkins Financial Corp.	1,545	67,517
UMB Financial Corp.	1,300	52,572
WesBanco, Inc.	7,570	117,032
Westamerica Bancorp.	1,192	61,984
Wilshire Bancorp, Inc.	11,607	85,195
Wintrust Financial Corp. (c)	3,397	94,980
		1,848,557
Consumer Finance - 0.8%
Dollar Financial Corp. (a)(c)	7,507	120,262
EZCORP, Inc. (non-vtg.) Class A (a)	3,041	41,540
Nelnet, Inc. Class A (a)(c)	8,327	103,588
World Acceptance Corp. (a)	2,226	56,117
		321,507
Diversified Financial Services - 0.4%
Encore Capital Group, Inc. (a)(c)	8,321	111,917
PHH Corp. (a)(c)	3,103	61,564
		173,481
Insurance - 3.0%
American Equity Investment Life Holding Co.	10,969	77,002
Amerisafe, Inc. (a)	9,182	158,390
Aspen Insurance Holdings Ltd.	6,100	161,467
Assured Guaranty Ltd. (c)	8,074	156,797
Conseco, Inc. (a)(c)	37,290	196,145
FBL Financial Group, Inc. Class A	2,248	43,679
Hallmark Financial Services, Inc. (a)	8,411	67,709
Navigators Group, Inc. (a)	2,324	127,820
Platinum Underwriters Holdings Ltd.	2,703	96,876
ProAssurance Corp. (a)	1,495	78,024
SeaBright Insurance Holdings, Inc. (a)	8,925	101,924
		1,265,833
Real Estate Investment Trusts - 5.1%
American Capital Agency Corp.	1,367	38,891
BioMed Realty Trust, Inc.	9,003	124,241
CapLease, Inc.	12,257	49,396
Capstead Mortgage Corp.	14,405	200,374
Cedar Shopping Centers, Inc.	15,168	97,834
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chimera Investment Corp.	12,000	$ 45,840
Colonial Properties Trust (SBI) (c)	8,499	82,695
Developers Diversified Realty Corp.	3,636	33,597
Extra Space Storage, Inc.	7,580	79,969
Hatteras Financial Corp.	1,632	48,927
Healthcare Realty Trust, Inc. (c)	4,689	99,079
Highwoods Properties, Inc. (SBI)	3,070	96,552
Home Properties, Inc.	1,430	61,619
LaSalle Hotel Properties (SBI)	2,920	57,407
MFA Financial, Inc.	4,846	38,574
Mid-America Apartment Communities, Inc.	1,259	56,819
Mission West Properties, Inc.	6,854	46,127
National Health Investors, Inc.	4,113	130,176
National Retail Properties, Inc. (c)	7,412	159,136
Nationwide Health Properties, Inc.	2,028	62,848
NorthStar Realty Finance Corp.	17,132	60,133
Omega Healthcare Investors, Inc. (c)	8,284	132,710
Parkway Properties, Inc.	1,780	35,066
PS Business Parks, Inc.	1,558	79,957
RAIT Financial Trust (SBI) (c)	36,000	105,840
Redwood Trust, Inc.	3,472	53,816
Washington (REIT) (SBI)	1,850	53,280
		2,130,903
Thrifts & Mortgage Finance - 0.7%
Dime Community Bancshares, Inc.	6,375	72,866
Doral Financial Corp. (a)	25,500	94,350
ESSA Bancorp, Inc.	2,484	32,814
Flushing Financial Corp.	1,595	18,183
Northwest Bancorp, Inc. (c)	2,400	54,816
United Financial Bancorp, Inc.	3,182	36,848
		309,877
TOTAL FINANCIALS		7,281,789
HEALTH CARE - 13.5%
Biotechnology - 2.8%
Affymax, Inc. (a)(c)	600	14,334
Alnylam Pharmaceuticals, Inc. (a)	749	16,987
ARIAD Pharmaceuticals, Inc. (a)	41,413	91,937
ArQule, Inc. (a)	14,725	66,852
BioCryst Pharmaceuticals, Inc. (a)(c)	4,485	36,956
Cubist Pharmaceuticals, Inc. (a)(c)	5,620	113,524
Enzon Pharmaceuticals, Inc. (a)(c)	7,411	61,141
Human Genome Sciences, Inc. (a)	7,646	143,898
Idera Pharmaceuticals, Inc. (a)(c)	7,000	51,870
Isis Pharmaceuticals, Inc. (a)(c)	3,875	56,459
Martek Biosciences (c)	4,044	91,354
Medivation, Inc. (a)	4,185	113,581
Micromet, Inc. (a)	2,500	16,650
ONYX Pharmaceuticals, Inc. (a)	279	8,362

	Shares	Value
PDL BioPharma, Inc.	9,960	$ 78,485
Regeneron Pharmaceuticals, Inc. (a)	2,501	48,269
Savient Pharmaceuticals, Inc. (a)(c)	2,512	38,182
Seattle Genetics, Inc. (a)	8,000	112,240
		1,161,081
Health Care Equipment & Supplies - 3.8%
American Medical Systems Holdings, Inc. (a)(c)	8,324	140,842
Cantel Medical Corp. (a)	7,194	108,342
ev3, Inc. (a)(c)	10,643	131,015
Haemonetics Corp. (a)	1,271	71,329
Invacare Corp.	7,043	156,918
Kensey Nash Corp. (a)	3,041	88,037
Meridian Bioscience, Inc. (c)	5,759	144,033
Merit Medical Systems, Inc. (a)	7,132	123,598
NuVasive, Inc. (a)(c)	1,612	67,317
Quidel Corp. (a)	7,791	126,448
RTI Biologics, Inc. (a)	12,297	53,492
Steris Corp. (c)	7,375	224,569
Symmetry Medical, Inc. (a)	5,284	54,795
Thoratec Corp. (a)	2,836	85,846
		1,576,581
Health Care Providers & Services - 4.6%
Amedisys, Inc. (a)	1,279	55,803
AMN Healthcare Services, Inc. (a)	7,663	72,875
AmSurg Corp. (a)	5,900	125,257
Centene Corp. (a)(c)	7,864	148,944
Continucare Corp. (a)	15,626	47,191
Cross Country Healthcare, Inc. (a)	4,301	40,042
Genoptix, Inc. (a)(c)	4,264	148,302
Hanger Orthopedic Group, Inc. (a)	5,741	79,628
HealthSouth Corp. (a)(c)	16,214	253,587
Magellan Health Services, Inc. (a)	1,632	50,690
Molina Healthcare, Inc. (a)(c)	3,874	80,153
NightHawk Radiology Holdings, Inc. (a)	19,256	139,221
Owens & Minor, Inc.	4,666	211,137
PharMerica Corp. (a)(c)	8,248	153,165
Providence Service Corp. (a)	7,255	84,593
Psychiatric Solutions, Inc. (a)	1,750	46,830
RehabCare Group, Inc. (a)	7,692	166,839
Skilled Healthcare Group, Inc. (a)	2,500	20,075
		1,924,332
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	5,763	50,599
Biodelivery Sciences International, Inc. (a)	8,888	42,662
Cambrex Corp. (a)	11,500	72,450
Dionex Corp. (a)(c)	742	48,208
Enzo Biochem, Inc. (a)	4,600	32,568
Kendle International, Inc. (a)	2,860	47,819
		294,306
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.6%
Auxilium Pharmaceuticals, Inc. (a)	1,633	$ 55,865
DepoMed, Inc. (a)	26,389	115,320
Impax Laboratories, Inc. (a)	10,000	87,400
Inspire Pharmaceuticals, Inc. (a)	6,187	32,296
Medicis Pharmaceutical Corp. Class A	6,603	140,974
Nektar Therapeutics (a)(c)	4,898	47,707
Questcor Pharmaceuticals, Inc. (a)	8,500	46,920
Santarus, Inc. (a)	7,500	24,675
Valeant Pharmaceuticals International (a)(c)	4,500	126,270
		677,427
TOTAL HEALTH CARE		5,633,727
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.9%
Ceradyne, Inc. (a)(c)	771	14,132
Cubic Corp.	4,821	190,285
Curtiss-Wright Corp.	400	13,652
DynCorp International, Inc. Class A (a)	5,193	93,474
GenCorp, Inc. (non-vtg.) (a)(c)	32,962	176,676
Teledyne Technologies, Inc. (a)	3,100	111,569
TransDigm Group, Inc. (a)	3,275	163,128
		762,916
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)(c)	6,050	138,243
Airlines - 0.4%
JetBlue Airways Corp. (a)	8,000	47,840
SkyWest, Inc.	7,672	127,202
		175,042
Building Products - 0.6%
Apogee Enterprises, Inc.	7,700	115,654
Gibraltar Industries, Inc.	8,263	109,650
Universal Forest Products, Inc. (c)	907	35,790
		261,094
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	2,000	42,080
ACCO Brands Corp. (a)	7,701	55,601
American Reprographics Co. (a)	5,000	47,600
ATC Technology Corp. (a)	4,446	87,853
Cenveo, Inc. (a)	17,575	121,619
Deluxe Corp.	8,417	143,931
Ennis, Inc.	3,700	59,681
HNI Corp.	3,867	91,261
ICT Group, Inc. (a)	4,469	46,925
Knoll, Inc.	11,667	121,687
Schawk, Inc. Class A	7,737	90,291
Tetra Tech, Inc. (a)(c)	2,984	79,166

	Shares	Value
The Geo Group, Inc. (a)	2,345	$ 47,299
Waste Services, Inc. (a)	8,971	41,446
		1,076,440
Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	10,693	123,932
Dycom Industries, Inc. (a)	9,834	120,958
EMCOR Group, Inc. (a)	6,595	166,985
Great Lakes Dredge & Dock Corp.	8,339	58,206
Michael Baker Corp. (a)	2,872	104,368
Sterling Construction Co., Inc. (a)	1,000	17,910
		592,359
Electrical Equipment - 1.8%
Belden, Inc.	5,790	133,749
Brady Corp. Class A	4,897	140,642
Encore Wire Corp.	3,540	79,084
EnerSys (a)	4,964	109,804
GrafTech International Ltd. (a)(c)	11,850	174,195
Regal-Beloit Corp.	1,660	75,879
Woodward Governor Co.	1,747	42,382
		755,735
Industrial Conglomerates - 0.3%
Raven Industries, Inc.	2,767	73,962
Tredegar Corp.	4,275	61,988
		135,950
Machinery - 2.8%
Actuant Corp. Class A	4,173	67,018
Alamo Group, Inc.	2,999	47,384
Briggs & Stratton Corp.	2,345	45,516
Chart Industries, Inc. (a)	6,059	130,814
CIRCOR International, Inc.	3,286	92,862
Columbus McKinnon Corp. (NY Shares) (a)	5,260	79,689
Federal Signal Corp.	12,683	91,191
Mueller Water Products, Inc. Class A	16,500	90,420
Nordson Corp. (c)	3,257	182,685
Tennant Co.	6,120	177,847
Watts Water Technologies, Inc. Class A (c)	4,809	145,472
		1,150,898
Marine - 0.1%
Horizon Lines, Inc. Class A	6,500	41,275
Professional Services - 1.2%
Diamond Management & Technology Consultants, Inc.	10,500	71,925
ICF International, Inc. (a)	1,700	51,544
MPS Group, Inc. (a)(c)	5,010	52,705
Navigant Consulting, Inc. (a)	5,962	80,487
Spherion Corp. (a)	13,400	83,214
Watson Wyatt Worldwide, Inc. Class A	3,302	143,835
		483,710
Road & Rail - 1.0%
Avis Budget Group, Inc. (a)(c)	11,888	158,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Celadon Group, Inc. (a)	7,733	$ 87,460
Universal Truckload Services, Inc.	1,500	24,765
Werner Enterprises, Inc.	6,883	128,230
		399,279
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	12,461	199,127
Watsco, Inc. (c)	1,055	56,875
		256,002
TOTAL INDUSTRIALS		6,228,943
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 3.4%
3Com Corp. (a)(c)	49,921	261,087
ADC Telecommunications, Inc. (a)	15,994	133,390
Adtran, Inc. (c)	8,280	203,274
Arris Group, Inc. (a)(c)	5,667	73,728
Avocent Corp. (a)	3,166	64,175
Blue Coat Systems, Inc. (a)(c)	7,313	165,201
Palm, Inc. (a)(c)	2,857	49,798
Polycom, Inc. (a)(c)	7,686	205,601
Starent Networks Corp. (a)(c)	2,998	76,209
Tekelec (a)	10,929	179,563
ViaSat, Inc. (a)(c)	819	21,769
		1,433,795
Computers & Peripherals - 0.9%
Cray, Inc. (a)	9,437	78,610
Novatel Wireless, Inc. (a)(c)	13,497	153,326
Synaptics, Inc. (a)(c)	5,339	134,543
		366,479
Electronic Equipment & Components - 3.0%
Anixter International, Inc. (a)(c)	2,579	103,444
Benchmark Electronics, Inc. (a)	9,052	162,936
Brightpoint, Inc. (a)	7,986	69,878
Checkpoint Systems, Inc. (a)	5,253	86,359
CPI International, Inc. (a)	2,827	31,634
CTS Corp.	5,020	46,686
Insight Enterprises, Inc. (a)	7,911	96,593
Multi-Fineline Electronix, Inc. (a)	2,470	70,914
Newport Corp. (a)	9,400	82,344
OSI Systems, Inc. (a)	5,021	91,834
ScanSource, Inc. (a)	3,257	92,238
SYNNEX Corp. (a)(c)	4,045	123,292
Technitrol, Inc.	13,000	119,730
TTM Technologies, Inc. (a)(c)	4,893	56,123
		1,234,005
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	19,387	74,834

	Shares	Value
Digital River, Inc. (a)(c)	1,874	$ 75,560
EarthLink, Inc.	20,329	170,967
j2 Global Communications, Inc. (a)	6,523	150,094
Mercadolibre, Inc. (a)	4,049	155,725
NIC, Inc.	2,551	22,678
Open Text Corp. (a)	715	26,790
ValueClick, Inc. (a)	11,005	145,156
		821,804
IT Services - 2.2%
Acxiom Corp.	14,858	140,557
CSG Systems International, Inc. (a)(c)	6,522	104,417
Euronet Worldwide, Inc. (a)(c)	2,227	53,515
Global Cash Access Holdings, Inc. (a)	12,267	89,672
Maximus, Inc.	1,717	80,012
Perot Systems Corp. Class A (a)	2,500	74,250
SAIC, Inc. (a)	4,800	84,192
TNS, Inc. (a)	1,131	30,989
VeriFone Holdings, Inc. (a)(c)	7,440	118,222
Wright Express Corp. (a)	4,511	133,120
		908,946
Semiconductors & Semiconductor Equipment - 4.6%
Amkor Technology, Inc. (a)(c)	27,455	188,890
Applied Micro Circuits Corp. (a)	15,624	156,084
Atheros Communications, Inc. (a)(c)	9,759	258,906
Entropic Communications, Inc. (a)	24,961	68,393
MKS Instruments, Inc. (a)(c)	6,365	122,781
PMC-Sierra, Inc. (a)	19,100	182,596
Power Integrations, Inc.	1,683	56,094
RF Micro Devices, Inc. (a)(c)	23,045	125,134
Semtech Corp. (a)(c)	2,829	48,121
Sigma Designs, Inc. (a)(c)	3,532	51,320
Skyworks Solutions, Inc. (a)(c)	24,330	322,129
Tessera Technologies, Inc. (a)	5,062	141,179
Veeco Instruments, Inc. (a)(c)	9,056	211,186
		1,932,813
Software - 3.9%
Actuate Corp. (a)	13,836	79,972
i2 Technologies, Inc. (a)	7,000	112,280
Informatica Corp. (a)(c)	3,964	89,507
Interactive Intelligence, Inc. (a)	3,208	61,305
Jack Henry & Associates, Inc. (c)	7,963	186,892
Kenexa Corp. (a)	4,911	66,200
Lawson Software, Inc. (a)	13,001	81,126
MICROS Systems, Inc. (a)	1,000	30,190
MicroStrategy, Inc. Class A (a)	1,495	106,952
Net 1 UEPS Technologies, Inc. (a)	2,528	52,987
Quest Software, Inc. (a)	7,926	133,553
Solera Holdings, Inc.	5,920	184,171
SonicWALL, Inc. (a)	10,506	88,250
SPSS, Inc. (a)(c)	1,453	72,577
SuccessFactors, Inc. (a)	7,280	102,430
TeleCommunication Systems, Inc. Class A (a)(c)	6,953	58,127
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	5,811	$ 55,146
Vasco Data Security International, Inc. (a)	7,401	54,915
		1,616,580
TOTAL INFORMATION TECHNOLOGY		8,314,422
MATERIALS - 5.3%
Chemicals - 2.4%
H.B. Fuller Co.	6,166	128,869
Innophos Holdings, Inc.	6,058	112,073
NewMarket Corp.	1,923	178,916
OM Group, Inc. (a)	3,857	117,214
OMNOVA Solutions, Inc. (a)(c)	20,673	133,961
Solutia, Inc. (a)	5,200	60,216
Spartech Corp.	11,500	123,855
W.R. Grace & Co. (a)(c)	3,255	70,764
Westlake Chemical Corp. (c)	3,425	88,023
		1,013,891
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A (c)	5,563	262,073
Silgan Holdings, Inc. (c)	3,641	191,990
		454,063
Metals & Mining - 0.6%
Compass Minerals International, Inc.	1,045	64,393
Worthington Industries, Inc.	11,756	163,408
		227,801
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc. (a)	17,574	188,569
Domtar Corp. (a)	4,364	153,700
Glatfelter	13,871	159,239
		501,508
TOTAL MATERIALS		2,197,263
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)(c)	40,282	140,987
Consolidated Communications Holdings, Inc.	8,854	141,753
Iowa Telecommunication Services, Inc.	7,000	88,200
		370,940
Wireless Telecommunication Services - 0.8%
NTELOS Holdings Corp.	189	3,338

	Shares	Value
Syniverse Holdings, Inc. (a)	10,138	$ 177,415
USA Mobility, Inc.	11,342	146,085
		326,838
TOTAL TELECOMMUNICATION SERVICES		697,778
UTILITIES - 2.2%
Electric Utilities - 0.8%
Central Vermont Public Service Corp.	3,980	76,814
Cleco Corp.	2,500	62,700
Portland General Electric Co.	2,919	57,563
UIL Holdings Corp.	5,228	137,967
		335,044
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,800	55,782
New Jersey Resources Corp.	1,928	70,006
Nicor, Inc.	952	34,834
Northwest Natural Gas Co. (c)	1,105	46,034
Piedmont Natural Gas Co., Inc.	2,952	70,671
Southwest Gas Corp.	3,306	84,567
WGL Holdings, Inc.	2,395	79,370
		441,264
Multi-Utilities - 0.3%
Avista Corp.	6,860	138,709
TOTAL UTILITIES		915,017
TOTAL COMMON STOCKS (Cost $38,930,748)		40,123,429
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.53% 10/22/09 to 6/3/10 (d) (Cost $374,195)	$ 375,000	374,672
Money Market Funds - 29.3%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	1,065,070	1,065,070
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	11,102,077	11,102,077
TOTAL MONEY MARKET FUNDS (Cost $12,167,147)		12,167,147
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $27,000)	$ 27,000	$ 27,000
TOTAL INVESTMENT PORTFOLIO - 126.8% (Cost $51,499,090)	52,692,248
NET OTHER ASSETS - (26.8)%	(11,124,857)
NET ASSETS - 100%	$ 41,567,391
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
23 NYFE Russell 2000 Mini Index Contracts	Dec. 2009	$ 1,386,900	$ 66,487

The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $374,672.

(e) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 870
Barclays Capital, Inc.	6,785
Credit Suisse Securities (USA) LLC	5,422
HSBC Securities (USA), Inc.	10,442
Morgan Stanley & Co., Inc.	3,481
$ 27,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,833
Fidelity Securities Lending Cash Central Fund	24,218
Total	$ 29,051
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,969,414	$ 5,969,414	$ -	$ -
Consumer Staples	1,478,753	1,478,753	-	-
Energy	1,406,323	1,406,323	-	-
Financials	7,281,789	7,281,789	-	-
Health Care	5,633,727	5,633,727	-	-
Industrials	6,228,943	6,228,943	-	-
Information Technology	8,314,422	8,314,422	-	-
Materials	2,197,263	2,197,263	-	-
Telecommunication Services	697,778	697,778	-	-
Utilities	915,017	915,017	-	-
U.S. Government and Government Agency Obligations	374,672	-	374,672	-
Money Market Funds	12,167,147	12,167,147	-	-
Cash Equivalents	27,000	-	27,000	-
Total Investments in Securities:	$ 52,692,248	$ 52,290,576	$ 401,672	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 66,487	$ 66,487	$ -	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $51,537,291. Net unrealized appreciation aggregated $1,154,957, of which $5,268,675 related to appreciated investment securities and $4,113,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Index 500 Portfolio

September 30, 2009

1.808790.105

VIPIDX-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
Johnson Controls, Inc. (c)	124,218	$ 3,175,012
The Goodyear Tire & Rubber Co. (a)	50,462	859,368
		4,034,380
Automobiles - 0.3%
Ford Motor Co. (a)	671,993	4,845,070
Harley-Davidson, Inc.	48,934	1,125,482
		5,970,552
Distributors - 0.1%
Genuine Parts Co. (c)	33,280	1,266,637
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	26,611	1,960,432
DeVry, Inc. (c)	12,916	714,513
H&R Block, Inc. (c)	69,948	1,285,644
		3,960,589
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	91,405	3,041,958
Darden Restaurants, Inc. (c)	29,088	992,773
International Game Technology (c)	61,811	1,327,700
Marriott International, Inc. Class A (c)	52,439	1,446,792
McDonald's Corp.	227,666	12,992,899
Starbucks Corp. (a)(c)	153,766	3,175,268
Starwood Hotels & Resorts Worldwide, Inc. (c)	38,975	1,287,344
Wyndham Worldwide Corp.	37,261	608,100
Wynn Resorts Ltd. (a)(c)	14,382	1,019,540
Yum! Brands, Inc. (c)	97,329	3,285,827
		29,178,201
Household Durables - 0.4%
Black & Decker Corp. (c)	12,551	580,986
D.R. Horton, Inc. (c)	57,550	656,646
Fortune Brands, Inc. (c)	31,343	1,347,122
Harman International Industries, Inc.	14,463	490,006
KB Home	15,433	256,342
Leggett & Platt, Inc. (c)	32,572	631,897
Lennar Corp. Class A (c)	32,170	458,423
Newell Rubbermaid, Inc. (c)	57,931	908,937
Pulte Homes, Inc. (c)	65,937	724,648
Snap-On, Inc. (c)	12,040	418,510
The Stanley Works (c)	16,554	706,690
Whirlpool Corp. (c)	15,443	1,080,392
		8,260,599
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)(c)	69,361	6,475,543
Expedia, Inc. (a)	43,929	1,052,100
		7,527,643

	Shares	Value
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (c)	55,950	$ 267,441
Hasbro, Inc. (c)	26,265	728,854
Mattel, Inc. (c)	75,093	1,386,217
		2,382,512
Media - 2.6%
CBS Corp. Class B (c)	141,380	1,703,629
Comcast Corp. Class A	598,668	10,111,503
Gannett Co., Inc. (c)	48,971	612,627
Interpublic Group of Companies, Inc. (a)(c)	101,408	762,588
McGraw-Hill Companies, Inc. (c)	65,670	1,650,944
Meredith Corp. (c)	7,596	227,424
News Corp. Class A	469,020	5,623,550
Omnicom Group, Inc. (c)	64,829	2,394,783
Scripps Networks Interactive, Inc. Class A	18,612	687,713
The DIRECTV Group, Inc. (a)(c)	93,781	2,586,480
The New York Times Co. Class A	24,113	195,798
The Walt Disney Co. (c)	387,714	10,646,626
Time Warner Cable, Inc. (c)	73,506	3,167,374
Time Warner, Inc.	247,331	7,118,186
Viacom, Inc. Class B (non-vtg.) (a)(c)	126,599	3,549,836
Washington Post Co. Class B (c)	1,294	605,696
		51,644,757
Multiline Retail - 0.9%
Big Lots, Inc. (a)(c)	17,236	431,245
Family Dollar Stores, Inc. (c)	29,148	769,507
JCPenney Co., Inc.	49,204	1,660,635
Kohl's Corp. (a)(c)	63,747	3,636,766
Macy's, Inc.	87,725	1,604,490
Nordstrom, Inc. (c)	34,365	1,049,507
Sears Holdings Corp. (a)(c)	10,410	679,877
Target Corp.	156,845	7,321,525
		17,153,552
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (c)	18,348	603,282
AutoNation, Inc. (a)(c)	19,683	355,869
AutoZone, Inc. (a)	6,726	983,476
Bed Bath & Beyond, Inc. (a)(c)	54,634	2,050,960
Best Buy Co., Inc.	71,222	2,672,249
Gamestop Corp. Class A (a)(c)	34,353	909,324
Gap, Inc.	100,448	2,149,587
Home Depot, Inc. (c)	355,588	9,472,864
Limited Brands, Inc. (c)	55,699	946,326
Lowe's Companies, Inc.	308,234	6,454,420
O'Reilly Automotive, Inc. (a)(c)	28,526	1,030,930
Office Depot, Inc. (a)(c)	57,313	379,412
RadioShack Corp. (c)	26,113	432,692
Sherwin-Williams Co. (c)	20,377	1,225,880
Staples, Inc.	150,688	3,498,975
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	25,891	$ 997,580
TJX Companies, Inc. (c)	88,420	3,284,803
		37,448,629
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	66,355	2,184,407
NIKE, Inc. Class B (c)	81,096	5,246,911
Polo Ralph Lauren Corp. Class A	12,062	924,190
VF Corp.	18,600	1,347,198
		9,702,706
TOTAL CONSUMER DISCRETIONARY		178,530,757
CONSUMER STAPLES - 11.5%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.) (c)	22,923	1,105,347
Coca-Cola Enterprises, Inc.	66,164	1,416,571
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	41,452	627,998
Dr Pepper Snapple Group, Inc. (a)	52,993	1,523,549
Molson Coors Brewing Co. Class B (c)	32,711	1,592,371
Pepsi Bottling Group, Inc.	30,050	1,095,022
PepsiCo, Inc. (c)	324,985	19,063,620
The Coca-Cola Co.	483,442	25,960,835
		52,385,313
Food & Staples Retailing - 2.8%
Costco Wholesale Corp. (c)	90,720	5,122,051
CVS Caremark Corp.	301,073	10,760,349
Kroger Co.	135,899	2,804,955
Safeway, Inc.	86,886	1,713,392
SUPERVALU, Inc.	44,223	665,998
Sysco Corp. (c)	123,292	3,063,806
Wal-Mart Stores, Inc.	450,561	22,118,039
Walgreen Co. (c)	207,020	7,757,039
Whole Foods Market, Inc. (a)(c)	29,305	893,509
		54,899,138
Food Products - 1.6%
Archer Daniels Midland Co. (c)	133,936	3,913,610
Campbell Soup Co.	40,194	1,311,128
ConAgra Foods, Inc. (c)	92,225	1,999,438
Dean Foods Co. (a)(c)	37,609	669,064
General Mills, Inc.	67,885	4,370,436
H.J. Heinz Co.	65,751	2,613,602
Hershey Co.	34,594	1,344,323
Hormel Foods Corp. (c)	14,559	517,136
Kellogg Co. (c)	53,509	2,634,248
Kraft Foods, Inc. Class A	307,693	8,083,095
McCormick & Co., Inc. (non-vtg.)	27,262	925,272
Sara Lee Corp. (c)	145,121	1,616,648

	Shares	Value
The J.M. Smucker Co.	24,814	$ 1,315,390
Tyson Foods, Inc. Class A (c)	63,692	804,430
		32,117,820
Household Products - 2.6%
Clorox Co.	29,069	1,709,839
Colgate-Palmolive Co. (c)	103,977	7,931,366
Kimberly-Clark Corp.	86,467	5,099,824
Procter & Gamble Co.	608,910	35,268,067
		50,009,096
Personal Products - 0.2%
Avon Products, Inc. (c)	89,066	3,024,681
Estee Lauder Companies, Inc. Class A (c)	24,620	912,910
		3,937,591
Tobacco - 1.6%
Altria Group, Inc.	432,106	7,695,808
Lorillard, Inc.	34,453	2,559,858
Philip Morris International, Inc.	403,547	19,668,881
Reynolds American, Inc.	35,253	1,569,464
		31,494,011
TOTAL CONSUMER STAPLES		224,842,969
ENERGY - 11.6%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc. (c)	64,643	2,757,670
BJ Services Co.	60,940	1,184,064
Cameron International Corp. (a)(c)	45,864	1,734,576
Diamond Offshore Drilling, Inc. (c)	14,499	1,384,944
ENSCO International, Inc.	29,715	1,264,076
FMC Technologies, Inc. (a)(c)	25,545	1,334,471
Halliburton Co. (c)	188,107	5,101,462
Nabors Industries Ltd. (a)(c)	59,254	1,238,409
National Oilwell Varco, Inc. (a)(c)	87,241	3,762,704
Rowan Companies, Inc. (c)	23,729	547,428
Schlumberger Ltd.	249,878	14,892,729
Smith International, Inc. (c)	46,006	1,320,372
		36,522,905
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp. (c)	102,329	6,419,098
Apache Corp.	70,040	6,431,773
Cabot Oil & Gas Corp.	21,621	772,951
Chesapeake Energy Corp.	133,855	3,801,482
Chevron Corp. (c)	418,370	29,465,799
ConocoPhillips	309,348	13,970,156
CONSOL Energy, Inc. (c)	37,696	1,700,467
Denbury Resources, Inc. (a)(c)	52,035	787,290
Devon Energy Corp.	92,581	6,233,479
El Paso Corp. (c)	146,277	1,509,579
EOG Resources, Inc.	52,556	4,388,952
Exxon Mobil Corp.	1,002,536	68,783,996
Hess Corp.	60,721	3,246,145
Marathon Oil Corp.	147,639	4,709,684
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co. (c)	17,830	$ 497,279
Murphy Oil Corp.	39,806	2,291,631
Noble Energy, Inc.	36,172	2,385,905
Occidental Petroleum Corp. (c)	169,136	13,260,262
Peabody Energy Corp. (c)	55,834	2,078,141
Pioneer Natural Resources Co.	24,004	871,105
Range Resources Corp. (c)	32,805	1,619,255
Southwestern Energy Co. (a)(c)	71,864	3,067,156
Spectra Energy Corp. (c)	134,743	2,552,032
Sunoco, Inc.	24,387	693,810
Tesoro Corp. (c)	29,112	436,098
Valero Energy Corp. (c)	117,398	2,276,347
Williams Companies, Inc.	121,613	2,173,224
XTO Energy, Inc.	121,036	5,001,208
		191,424,304
TOTAL ENERGY		227,947,209
FINANCIALS - 15.1%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	53,196	1,932,611
Bank of New York Mellon Corp.	250,922	7,274,229
Charles Schwab Corp. (c)	198,576	3,802,730
E*TRADE Financial Corp. (a)(c)	193,374	338,405
Federated Investors, Inc. Class B (non-vtg.) (c)	18,456	486,685
Franklin Resources, Inc.	31,232	3,141,939
Goldman Sachs Group, Inc.	106,649	19,660,743
Invesco Ltd.	86,793	1,975,409
Janus Capital Group, Inc. (c)	37,992	538,727
Legg Mason, Inc.	33,877	1,051,203
Morgan Stanley (c)	283,536	8,755,592
Northern Trust Corp.	50,359	2,928,879
State Street Corp.	103,155	5,425,953
T. Rowe Price Group, Inc.	53,430	2,441,751
		59,754,856
Commercial Banks - 2.9%
BB&T Corp.	142,186	3,873,147
Comerica, Inc. (c)	31,524	935,317
Fifth Third Bancorp	165,910	1,680,668
First Horizon National Corp. (c)	45,608	603,394
Huntington Bancshares, Inc.	138,557	652,603
KeyCorp	183,273	1,191,275
M&T Bank Corp. (c)	17,225	1,073,462
Marshall & Ilsley Corp.	76,792	619,711
PNC Financial Services Group, Inc. (c)	96,253	4,676,933
Regions Financial Corp.	247,869	1,539,266
SunTrust Banks, Inc.	104,061	2,346,576
U.S. Bancorp, Delaware	398,857	8,719,014

	Shares	Value
Wells Fargo & Co. (c)	974,545	$ 27,462,678
Zions Bancorp	26,376	473,977
		55,848,021
Consumer Finance - 0.7%
American Express Co.	248,079	8,409,878
Capital One Financial Corp. (c)	94,910	3,391,134
Discover Financial Services	111,753	1,813,751
SLM Corp. (a)(c)	97,548	850,619
		14,465,382
Diversified Financial Services - 4.6%
Bank of America Corp.	1,804,810	30,537,385
Citigroup, Inc.	2,720,645	13,167,922
CME Group, Inc. (c)	13,857	4,270,589
IntercontinentalExchange, Inc. (a)(c)	15,264	1,483,508
JPMorgan Chase & Co.	820,374	35,948,789
Leucadia National Corp. (a)(c)	39,653	980,222
Moody's Corp. (c)	40,914	837,100
NYSE Euronext	54,239	1,566,965
The NASDAQ Stock Market, Inc. (a)	29,606	623,206
		89,415,686
Insurance - 2.6%
AFLAC, Inc. (c)	97,530	4,168,432
Allstate Corp. (c)	111,896	3,426,256
American International Group, Inc.	28,074	1,238,344
Aon Corp.	57,260	2,329,909
Assurant, Inc.	24,601	788,708
Cincinnati Financial Corp.	33,927	881,763
Genworth Financial, Inc. Class A (c)	100,385	1,199,601
Hartford Financial Services Group, Inc.	80,162	2,124,293
Lincoln National Corp.	63,020	1,632,848
Loews Corp.	75,880	2,598,890
Marsh & McLennan Companies, Inc.	109,275	2,702,371
MBIA, Inc. (a)	32,976	255,894
MetLife, Inc. (c)	170,776	6,501,442
Principal Financial Group, Inc.	66,533	1,822,339
Progressive Corp. (a)(c)	141,563	2,347,115
Prudential Financial, Inc.	96,586	4,820,607
The Chubb Corp. (c)	72,993	3,679,577
The Travelers Companies, Inc.	118,399	5,828,783
Torchmark Corp. (c)	17,259	749,558
Unum Group (c)	69,136	1,482,276
XL Capital Ltd. Class A (c)	71,381	1,246,312
		51,825,318
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	24,416	360,136
AvalonBay Communities, Inc. (c)	16,675	1,212,773
Boston Properties, Inc.	28,910	1,895,051
Equity Residential (SBI)	57,154	1,754,628
HCP, Inc. (c)	61,143	1,757,250
Health Care REIT, Inc. (c)	25,010	1,040,916
Host Hotels & Resorts, Inc. (c)	125,979	1,482,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	78,514	$ 1,023,823
Plum Creek Timber Co., Inc. (c)	33,964	1,040,657
ProLogis Trust (c)	92,372	1,101,074
Public Storage (c)	28,290	2,128,540
Simon Property Group, Inc. (c)	59,053	4,100,050
Ventas, Inc.	32,656	1,257,256
Vornado Realty Trust (c)	32,569	2,097,769
		22,252,696
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	50,102	588,197
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (c)	98,395	1,293,894
People's United Financial, Inc. (c)	72,674	1,130,807
		2,424,701
TOTAL FINANCIALS		296,574,857
HEALTH CARE - 13.0%
Biotechnology - 1.7%
Amgen, Inc. (a)	211,839	12,759,063
Biogen Idec, Inc. (a)	60,258	3,044,234
Celgene Corp. (a)(c)	95,673	5,348,121
Cephalon, Inc. (a)(c)	15,572	906,913
Genzyme Corp. (a)(c)	56,389	3,198,948
Gilead Sciences, Inc. (a)	188,638	8,786,758
		34,044,037
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	125,732	7,167,981
Becton, Dickinson & Co.	49,939	3,483,245
Boston Scientific Corp. (a)(c)	314,479	3,330,333
C. R. Bard, Inc.	20,364	1,600,814
CareFusion Corp. (a)(c)	37,552	818,634
DENTSPLY International, Inc. (c)	30,998	1,070,671
Hospira, Inc. (a)(c)	33,604	1,498,738
Intuitive Surgical, Inc. (a)(c)	7,914	2,075,447
Medtronic, Inc.	230,890	8,496,752
St. Jude Medical, Inc. (a)	72,592	2,831,814
Stryker Corp. (c)	58,882	2,675,009
Varian Medical Systems, Inc. (a)	26,187	1,103,258
Zimmer Holdings, Inc. (a)	44,706	2,389,536
		38,542,232
Health Care Providers & Services - 2.0%
Aetna, Inc. (c)	91,058	2,534,144
AmerisourceBergen Corp. (c)	62,011	1,387,806
Cardinal Health, Inc.	75,034	2,010,911
CIGNA Corp. (c)	56,889	1,598,012
Coventry Health Care, Inc. (a)(c)	31,203	622,812
DaVita, Inc. (a)(c)	21,695	1,228,805

	Shares	Value
Express Scripts, Inc. (a)(c)	57,246	$ 4,441,145
Humana, Inc. (a)(c)	35,392	1,320,122
Laboratory Corp. of America Holdings (a)(c)	22,592	1,484,294
McKesson Corp.	55,519	3,306,156
Medco Health Solutions, Inc. (a)	98,827	5,466,121
Patterson Companies, Inc. (a)	19,393	528,459
Quest Diagnostics, Inc.	32,549	1,698,732
Tenet Healthcare Corp. (a)	90,323	531,099
UnitedHealth Group, Inc.	242,493	6,072,025
WellPoint, Inc. (a)	99,102	4,693,471
		38,924,114
Health Care Technology - 0.0%
IMS Health, Inc.	38,048	584,037
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)(c)	36,786	1,712,388
Millipore Corp. (a)(c)	11,587	814,914
PerkinElmer, Inc. (c)	24,345	468,398
Thermo Fisher Scientific, Inc. (a)(c)	85,145	3,718,282
Waters Corp. (a)(c)	19,926	1,113,066
		7,827,048
Pharmaceuticals - 6.9%
Abbott Laboratories	322,493	15,953,729
Allergan, Inc.	64,150	3,641,154
Bristol-Myers Squibb Co.	413,241	9,306,187
Eli Lilly & Co. (c)	210,934	6,967,150
Forest Laboratories, Inc. (a)(c)	62,933	1,852,748
Johnson & Johnson (c)	574,891	35,005,113
King Pharmaceuticals, Inc. (a)	51,764	557,498
Merck & Co., Inc. (c)	439,930	13,914,986
Mylan, Inc. (a)(c)	63,695	1,019,757
Pfizer, Inc. (c)	1,407,939	23,301,390
Schering-Plough Corp.	340,856	9,629,182
Watson Pharmaceuticals, Inc. (a)(c)	22,056	808,132
Wyeth	278,506	13,529,821
		135,486,847
TOTAL HEALTH CARE		255,408,315
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.7%
General Dynamics Corp.	80,334	5,189,576
Goodrich Corp.	25,864	1,405,450
Honeywell International, Inc.	156,886	5,828,315
ITT Corp. (c)	38,050	1,984,308
L-3 Communications Holdings, Inc. (c)	24,319	1,953,302
Lockheed Martin Corp.	67,351	5,258,766
Northrop Grumman Corp. (c)	66,361	3,434,182
Precision Castparts Corp. (c)	29,251	2,979,799
Raytheon Co.	81,230	3,896,603
Rockwell Collins, Inc.	32,887	1,670,660
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co. (c)	151,541	$ 8,205,945
United Technologies Corp.	196,359	11,964,154
		53,771,060
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (c)	35,126	2,028,527
Expeditors International of Washington, Inc. (c)	44,253	1,555,493
FedEx Corp. (c)	65,156	4,901,034
United Parcel Service, Inc. Class B	207,454	11,714,927
		20,199,981
Airlines - 0.1%
Southwest Airlines Co. (c)	154,673	1,484,861
Building Products - 0.1%
Masco Corp.	74,933	968,134
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	23,520	846,955
Cintas Corp. (c)	27,411	830,827
Iron Mountain, Inc. (a)(c)	37,597	1,002,336
Pitney Bowes, Inc. (c)	43,193	1,073,346
R.R. Donnelley & Sons Co. (c)	42,828	910,523
Republic Services, Inc.	67,239	1,786,540
Stericycle, Inc. (a)(c)	17,742	859,600
Waste Management, Inc. (c)	102,780	3,064,900
		10,375,027
Construction & Engineering - 0.2%
Fluor Corp.	37,522	1,907,994
Jacobs Engineering Group, Inc. (a)(c)	25,849	1,187,762
Quanta Services, Inc. (a)(c)	41,373	915,584
		4,011,340
Electrical Equipment - 0.4%
Emerson Electric Co. (c)	156,789	6,284,103
Rockwell Automation, Inc. (c)	29,614	1,261,556
		7,545,659
Industrial Conglomerates - 2.5%
3M Co.	145,677	10,750,963
General Electric Co. (c)	2,216,866	36,400,940
Textron, Inc. (c)	56,374	1,069,979
		48,221,882
Machinery - 1.5%
Caterpillar, Inc. (c)	129,608	6,652,779
Cummins, Inc. (c)	42,099	1,886,456
Danaher Corp. (c)	54,027	3,637,098
Deere & Co.	88,231	3,786,875
Dover Corp.	38,830	1,505,051
Eaton Corp. (c)	34,546	1,954,958
Flowserve Corp.	11,667	1,149,666
Illinois Tool Works, Inc.	80,338	3,431,236
PACCAR, Inc. (c)	75,792	2,858,116

	Shares	Value
Pall Corp.	24,602	$ 794,153
Parker Hannifin Corp. (c)	33,486	1,735,914
		29,392,302
Professional Services - 0.1%
Dun & Bradstreet Corp.	11,007	829,047
Equifax, Inc. (c)	26,363	768,218
Monster Worldwide, Inc. (a)(c)	26,264	459,095
Robert Half International, Inc. (c)	31,681	792,659
		2,849,019
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp. (c)	54,618	4,360,155
CSX Corp. (c)	81,781	3,423,353
Norfolk Southern Corp. (c)	76,693	3,306,235
Ryder System, Inc.	11,672	455,908
Union Pacific Corp.	105,203	6,138,595
		17,684,246
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	27,577	1,067,230
W.W. Grainger, Inc. (c)	13,055	1,166,595
		2,233,825
TOTAL INDUSTRIALS		198,737,336
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.7%
Ciena Corp. (a)(c)	19,095	310,867
Cisco Systems, Inc. (a)	1,203,238	28,324,223
Harris Corp. (c)	27,343	1,028,097
JDS Uniphase Corp. (a)	45,269	321,863
Juniper Networks, Inc. (a)(c)	109,357	2,954,826
Motorola, Inc.	478,836	4,113,201
QUALCOMM, Inc.	346,775	15,597,940
Tellabs, Inc. (a)(c)	82,646	571,910
		53,222,927
Computers & Peripherals - 5.7%
Apple, Inc. (a)	186,876	34,641,204
Dell, Inc. (a)(c)	359,007	5,478,447
EMC Corp. (a)	421,820	7,187,813
Hewlett-Packard Co.	494,629	23,351,435
International Business Machines Corp.	273,464	32,709,029
Lexmark International, Inc. Class A (a)	16,290	350,887
NetApp, Inc. (a)(c)	70,169	1,872,109
QLogic Corp. (a)(c)	24,637	423,756
SanDisk Corp. (a)(c)	47,367	1,027,864
Sun Microsystems, Inc. (a)	157,159	1,428,575
Teradata Corp. (a)	35,839	986,289
Western Digital Corp. (a)(c)	46,872	1,712,234
		111,169,642
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)(c)	71,994	2,003,593
Amphenol Corp. Class A	35,760	1,347,437
Corning, Inc. (c)	324,302	4,965,064
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc. (a)(c)	31,600	$ 883,852
Jabil Circuit, Inc. (c)	38,468	515,856
Molex, Inc.	28,354	592,032
		10,307,834
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)(c)	35,965	707,791
eBay, Inc. (a)	234,196	5,529,368
Google, Inc. Class A (a)	50,190	24,886,712
VeriSign, Inc. (a)(c)	40,234	953,143
Yahoo!, Inc. (a)	248,847	4,431,965
		36,508,979
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	20,369	1,103,389
Automatic Data Processing, Inc.	104,754	4,116,832
Cognizant Technology Solutions Corp. Class A (a)	61,167	2,364,716
Computer Sciences Corp. (a)(c)	31,646	1,668,061
Convergys Corp. (a)	25,628	254,742
Fidelity National Information Services, Inc.	40,018	1,020,859
Fiserv, Inc. (a)(c)	32,205	1,552,281
MasterCard, Inc. Class A	20,016	4,046,234
Paychex, Inc. (c)	67,020	1,946,931
The Western Union Co.	146,350	2,768,942
Total System Services, Inc. (c)	41,127	662,556
		21,505,543
Office Electronics - 0.1%
Xerox Corp.	181,299	1,403,254
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(c)	116,988	662,152
Altera Corp. (c)	61,370	1,258,699
Analog Devices, Inc. (c)	60,820	1,677,416
Applied Materials, Inc. (c)	278,226	3,728,228
Broadcom Corp. Class A (a)(c)	90,001	2,762,131
Intel Corp.	1,167,799	22,853,826
KLA-Tencor Corp. (c)	35,603	1,276,724
Linear Technology Corp. (c)	46,372	1,281,258
LSI Corp. (a)(c)	135,996	746,618
MEMC Electronic Materials, Inc. (a)(c)	46,635	775,540
Microchip Technology, Inc. (c)	38,165	1,011,373
Micron Technology, Inc. (a)(c)	176,660	1,448,612
National Semiconductor Corp. (c)	48,827	696,761
Novellus Systems, Inc. (a)	20,357	427,090
NVIDIA Corp. (a)(c)	114,277	1,717,583
Teradyne, Inc. (a)(c)	36,418	336,867
Texas Instruments, Inc. (c)	263,146	6,233,929
Xilinx, Inc. (c)	57,579	1,348,500
		50,243,307

	Shares	Value
Software - 4.0%
Adobe Systems, Inc. (a)(c)	109,520	$ 3,618,541
Autodesk, Inc. (a)(c)	47,925	1,140,615
BMC Software, Inc. (a)(c)	38,382	1,440,476
CA, Inc.	83,045	1,826,160
Citrix Systems, Inc. (a)(c)	38,185	1,497,998
Compuware Corp. (a)	49,553	363,223
Electronic Arts, Inc. (a)(c)	67,490	1,285,685
Intuit, Inc. (a)(c)	67,394	1,920,729
McAfee, Inc. (a)(c)	32,794	1,436,049
Microsoft Corp.	1,617,205	41,869,437
Novell, Inc. (a)(c)	72,345	326,276
Oracle Corp.	814,756	16,979,515
Red Hat, Inc. (a)(c)	39,220	1,084,041
Salesforce.com, Inc. (a)(c)	22,764	1,295,955
Symantec Corp. (a)	169,914	2,798,484
		78,883,184
TOTAL INFORMATION TECHNOLOGY		363,244,670
MATERIALS - 3.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	43,825	3,399,944
Airgas, Inc. (c)	17,036	824,031
CF Industries Holdings, Inc.	10,108	871,613
Dow Chemical Co.	238,571	6,219,546
E.I. du Pont de Nemours & Co. (c)	188,502	6,058,454
Eastman Chemical Co. (c)	15,159	811,613
Ecolab, Inc. (c)	49,404	2,283,947
FMC Corp.	15,123	850,669
International Flavors & Fragrances, Inc.	16,479	625,048
Monsanto Co.	113,883	8,814,544
PPG Industries, Inc. (c)	34,402	2,002,540
Praxair, Inc.	64,001	5,228,242
Sigma Aldrich Corp.	25,412	1,371,740
		39,361,931
Construction Materials - 0.1%
Vulcan Materials Co. (c)	26,074	1,409,821
Containers & Packaging - 0.2%
Ball Corp. (c)	19,634	965,993
Bemis Co., Inc. (c)	22,529	583,726
Owens-Illinois, Inc. (a)	35,126	1,296,149
Pactiv Corp. (a)(c)	27,529	717,130
Sealed Air Corp.	33,122	650,185
		4,213,183
Metals & Mining - 1.0%
AK Steel Holding Corp. (c)	22,820	450,239
Alcoa, Inc. (c)	203,264	2,666,824
Allegheny Technologies, Inc. (c)	20,459	715,860
Freeport-McMoRan Copper & Gold, Inc. (c)	85,905	5,893,942
Newmont Mining Corp. (c)	102,219	4,499,680
Nucor Corp.	65,644	3,085,924
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (c)	17,704	$ 169,781
United States Steel Corp. (c)	29,899	1,326,619
		18,808,869
Paper & Forest Products - 0.2%
International Paper Co. (c)	90,278	2,006,880
MeadWestvaco Corp. (c)	35,696	796,378
Weyerhaeuser Co. (c)	44,091	1,615,935
		4,419,193
TOTAL MATERIALS		68,212,997
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,230,799	33,243,881
CenturyTel, Inc.	62,012	2,083,603
Frontier Communications Corp. (c)	65,161	491,314
Qwest Communications International, Inc. (c)	309,257	1,178,269
Verizon Communications, Inc.	592,580	17,937,397
Windstream Corp.	91,102	922,863
		55,857,327
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)(c)	82,324	2,996,594
MetroPCS Communications, Inc. (a)(c)	54,362	508,828
Sprint Nextel Corp. (a)	599,931	2,369,727
		5,875,149
TOTAL TELECOMMUNICATION SERVICES		61,732,476
UTILITIES - 3.7%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (c)	35,356	937,641
American Electric Power Co., Inc. (c)	99,463	3,082,358
Duke Energy Corp. (c)	270,510	4,257,827
Edison International	67,967	2,282,332
Entergy Corp.	40,844	3,261,802
Exelon Corp.	137,491	6,822,303
FirstEnergy Corp. (c)	63,592	2,907,426
FPL Group, Inc.	85,835	4,740,667
Northeast Utilities (c)	36,566	868,077
Pepco Holdings, Inc.	46,065	685,447
Pinnacle West Capital Corp. (c)	21,112	692,896
PPL Corp. (c)	78,558	2,383,450
Progress Energy, Inc.	58,264	2,275,792
Southern Co. (c)	166,064	5,259,247
		40,457,265

	Shares	Value
Gas Utilities - 0.1%
EQT Corp. (c)	27,308	$ 1,163,321
Nicor, Inc.	9,434	345,190
Questar Corp. (c)	36,346	1,365,156
		2,873,667
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (c)	139,144	2,062,114
Constellation Energy Group, Inc.	41,853	1,354,782
Dynegy, Inc. Class A (a)	105,761	269,691
		3,686,587
Multi-Utilities - 1.3%
Ameren Corp. (c)	48,684	1,230,732
CenterPoint Energy, Inc.	80,607	1,001,945
CMS Energy Corp. (c)	47,754	639,904
Consolidated Edison, Inc. (c)	57,365	2,348,523
Dominion Resources, Inc. (c)	124,176	4,284,072
DTE Energy Co.	34,311	1,205,689
Integrys Energy Group, Inc. (c)	15,943	572,194
NiSource, Inc. (c)	57,438	797,814
PG&E Corp.	77,329	3,131,051
Public Service Enterprise Group, Inc.	105,553	3,318,586
SCANA Corp. (c)	23,003	802,805
Sempra Energy	51,180	2,549,276
TECO Energy, Inc. (c)	44,589	627,813
Wisconsin Energy Corp.	24,389	1,101,651
Xcel Energy, Inc. (c)	95,069	1,829,128
		25,441,183
TOTAL UTILITIES		72,458,702
TOTAL COMMON STOCKS (Cost $1,403,602,544)		1,947,690,288
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.48% 10/22/09 to 12/17/09 (d) (Cost $4,776,965)	$ 4,780,000	4,779,541
Money Market Funds - 28.5%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	8,683,850	$ 8,683,850
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	551,442,291	551,442,291
TOTAL MONEY MARKET FUNDS (Cost $560,126,141)		560,126,141
TOTAL INVESTMENT PORTFOLIO - 128.0% (Cost $1,968,505,650)	2,512,595,970
NET OTHER ASSETS - (28.0)%	(550,325,416)
NET ASSETS - 100%	$ 1,962,270,554
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
59 CME S&P 500 Index Contracts	Dec. 2009	$ 15,530,275	$ 706,643

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,149,667.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 125,241
Fidelity Securities Lending Cash Central Fund	1,236,659
Total	$ 1,361,900
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 178,530,757	$ 178,530,757	$ -	$ -
Consumer Staples	224,842,969	224,842,969	-	-
Energy	227,947,209	227,947,209	-	-
Financials	296,574,857	296,574,857	-	-
Health Care	255,408,315	255,408,315	-	-
Industrials	198,737,336	198,737,336	-	-
Information Technology	363,244,670	363,244,670	-	-
Materials	68,212,997	68,212,997	-	-
Telecommunication Services	61,732,476	61,732,476	-	-
Utilities	72,458,702	72,458,702	-	-
U.S. Government and Government Agency Obligations	4,779,541	-	4,779,541	-
Money Market Funds	560,126,141	560,126,141	-	-
Total Investments in Securities:	$ 2,512,595,970	$ 2,507,816,429	$ 4,779,541	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 706,643	$ 706,643	$ -	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,974,369,464. Net unrealized appreciation aggregated $538,226,506, of which $826,337,863 related to appreciated investment securities and $288,111,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009